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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379


                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



       Pioneer Real Estate Shares
       Schedule of Investments  3/31/05 (unaudited)

Shares                                                          Value
       COMMON STOCKS - 100.2 %
       Hotels Restaurants & Leisure - 5.8 %
       Hotels, Resorts & Cruise Lines - 5.8 %
162,500Hilton Hotels Corp.                                  $  3,631,875
79,500 Starwood Hotels & Resorts                               4,772,385
                                                            $  8,404,260
       Total Hotels, Restaurants & Leisure                  $  8,404,260
       Diversified Financials - 5.3 %
       Diversified Financial Services - 5.3 %
134,000Brookfield Properties Corp. (b)                      $  5,159,000
       Total Diversified Financials                         $  5,159,000
       Real Estate - 89.1 %
       Real Estate Management& Development - 4.4 %
215,100Catellus Development Corp.                           $  5,732,415
45,500 Kite Realty Group Trust                                   655,200
                                                            $  6,387,615
       Real Estate Investment Trusts - 84.7 %
74,000 AMB Property Corp.                                   $  2,797,200
62,000 Apartment Investment & Management Co.                   2,306,400
160,500Archstone Communities Trust                             5,474,655
43,000 Arden Realty Group, Inc.                                1,455,550
100,000AvalonBay Communities, Inc.                             6,689,000
31,500 BioMed Property Trust, Inc.                               648,900
125,500Boston Properties, Inc.                                 7,558,865
44,000 Brandywine Realty Trust                                 1,249,600
74,000 Camden Property Trust                                   3,480,220
23,500 Capital Automotive                                        778,320
26,300 Carramerica Realty Corp.                                  829,765
34,000 Corporate Office Properties                               900,320
113,700Developers Diversifies Realty Corp.                     4,519,575
55,000 Duke Realty Investments, Inc.                           1,641,750
18,000 Equity Lifestyle Properties, Inc.                         634,500
103,000Equity Office Properties Trust                          3,103,390
180,400Equity Residential Property Trust                       5,810,684
64,000 Federal Realty Investment Trust                         3,094,400
20,500 First Potomac Realty Trust                                468,425
122,500General Growth Properties, Inc. (b)                     4,177,250
17,000 Healthcare Realty Trust, Inc.                             619,480
86,500 Highwoods Properties, Inc.                              2,319,930
23,000 Hospitality Properties Trust                              928,740
322,000Host Marriott Corp.                                     5,332,320
39,100 iStar Financial, Inc.                                   1,610,138
12,000 Kilroy Realty Corp.                                       490,920
41,000 Kimco Realty Corp.                                      2,209,900
143,000Liberty Property Trust                                  5,584,150
39,622 Pan Pacific Retail Properties, Inc.                     2,248,549
67,000 Prentiss Properties Trust                               2,288,720
144,000ProLogis Trust                                          5,342,400
41,500 PS Business Parks Inc.                                  1,672,450
73,000 Public Storage, Inc.                                    4,156,620
90,800 Regency Centers Corp. (b)                               4,324,804
51,000 Shurgard Storage Centers, Inc.                          2,089,980
163,000Simon DeBartolo Group, Inc.                             9,874,540
38,000 Spirit Finance Corp.                                      412,680
40,400 Strategic Hotel Capital, Inc.                             593,880
112,000Taubman Centers, Inc.                                   3,106,880
45,500 The Macerich Co.                                        2,424,240
115,900Trizec Properties, Inc.                                 2,202,100
92,500 United Dominion Realty Trust                            1,930,475
56,500 Vornado Realty Trust                                    3,913,755
                                                            $123,296,420
       Total Real Estate                                    $129,684,035
       TOTAL COMMON STOCKS
       (Cost   $103,718,686)                                $145,826,795

       TOTAL INVESTMENTS IN SECURITIES - 100.2%             $145,826,795
       (Cost $103,718,686) (a)
       OTHER ASSETS AND LIABILITIES - (0.2)%                $   -315,785

       TOTAL NET ASSETS - 100.0%                            $145,511,010


(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $104,628,004 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost            $41,377,694

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value               (178,903)

       Net unrealized gain                                  $41,198,791

(b)    At March 31, 2005, the following securities were out on loan:

Shares                       Security                        Market Value
18,600 Brookfield Properties Corp.                          $    716,100
85,483 General Growth Properties, Inc.                         2,914,970
17,425 Regency Centers Corp.                                     829,953
       Total                                                $  4,461,023

       The accompanying notes are an integral part of these financial statements.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.